Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Amortization of intangible assets	$ 13.6	$ 11.3	$ 12.5